S000084959 [Member] Expense Example - TSW CORE PLUS BOND FUND	Sep. 30, 2025 USD ($)
Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	963
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	963
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,256
Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	$ 1,081